Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Operating and maintenance expense (income)	(27,521)	4,836	6,071	0	0
Operating and maintenance expense—affiliate	456	34	95	0	0
Terminal use agreement maintenance expense (income)	16,684	24,497	25,677	26,228	10,058
Terminal use agreement maintenance expense—affiliate	308	506	387	394	0
Depreciation expense	1,279	671	967	213	119
Development expense	2,631	8,671	9,319	11,540	37,341
Development expense—affiliate	562	723	1,153	1,392	2,955
General and administrative expense	4,027	3,859	5,305	3,305	1,359
General and administrative expense—affiliate	58,304	52,644	71,065	93,064	33,951
Total expenses (income)	56,730	96,441	120,039	136,136	85,783
Income (loss) from operations	(56,730)	(96,441)	(120,039)	(136,136)	(85,783)
Other income (expense)
Interest expense, net of capitalized interest	(31,261)	(16,773)	(23,909)	(10,796)	(139)
Loss on early extinguishment of debt	(96,273)	(114,335)	(114,335)	(131,576)	0
Derivative gain (loss), net	(46,541)	(89,222)	(118,541)	83,266	679
Other income (expense)	320	(105)	(29)	752	86
Total other expense	(173,755)	(220,435)	(256,814)	(58,354)	626
Net loss	$ (230,485)	$ (316,876)	$ (376,853)	$ (194,490)	$ (85,157)